Schedule of debenture (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Debentures	R$ 206,010	R$ 236,115
Debentures, current	57,466	54,436
Debentures, noncurrent	R$ 148,544	181,679
Debentures [Member]
IfrsStatementLineItems [Line Items]
Issue date	Mar-2013
Maturity	Mar-2025
Annual financial charges (%)	IPCA + 6%
Debentures	R$ 156,098	177,009
Debentures 1 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Sep-2013
Maturity	Sep-2025
Annual financial charges (%)	126.5% of CDI
Debentures	R$ 49,912	R$ 59,106